Net Loss Per Share - Schedule of ProForma basic and diluted net loss per share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (9,971)	$ (10,622)	$ (9,188)	$ (10,284)	$ (8,204)	$ (8,232)	$ (29,781)	$ (26,717)	$ (36,147)	$ (29,115)
Denominator:
Weighted-average shares used to compute net loss per common share, basic and diluted	803,229			646,800			741,711	592,237	622,289	431,679
Pro forma adjustments to reflect
Assumed conversion of convertible preferred stock									14,461,086
Pro forma net loss per share, basic and diluted									$ (2.50)
Convertible Preferred Stock
Pro forma adjustments to reflect
Assumed conversion of convertible preferred stock									13,838,797